Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases
14.	Leases

From the Perspective of Lessee

The Group leases office space, offline stores, apartments and certain equipment under operating leases for terms ranging from short-term (under 12 months) to 16 years. The Group has options to extend or terminate leases, but the renewals or terminations of these leases are on negotiation basis. None of these leases contain material residual value guarantees or material restrictive covenants, and the Group does not have any financing leases.

Supplemental balance sheet information related to the leases are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
ROU assets	433,617	398,798
Operating lease liabilities—current	57,224	47,458
Operating lease liabilities—non-current	591,995	556,951
Weighted-average remaining lease term	10.40	9.45
Weight-average discount rate	4.89%	4.89%

The components of lease costs of these operating leases for the years ended December 31, 2023, 2024 and 2025 are as follow:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease cost for fixed payments	147,260	102,472	90,707
Short-term lease costs	61,487	75,356	89,278
Variable lease costs	52,442	49,540	44,975
Total lease costs	261,189	227,368	224,960

The following table provides supplemental cash flow information related to leases:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	165,828	109,552	100,662

14.Leases (Continued)

From the Perspective of Lessee (Continued)

The following table provides the maturities of lease liabilities as of December 31, 2025:

Operating
Maturities of lease liabilities at December 31, 2025	leases
RMB
2026	74,403
2027	61,977
2028	80,936
2029	83,753
2030	81,810
2031 and thereafter	388,828
Total future undiscounted lease payments	771,707
Less: imputed interest	167,298
Total present value of lease liabilities	604,409

For the year ended December 31, 2023, RMB135,657 impairment loss was recorded in general and administrative expenses related to ROU assets of city outlets. No impairment loss was recorded for the years ended December 31, 2024 and 2025.

Lessor arrangement - Operating lease

The Group generates lease income from Shan Shan Outlets and warehouses. The variable lease payments related to Shan Shan Outlets are determined based on the lessee’s sales amounts and a rate specified in the lease contract. The Group’s lease arrangements do not include options for the lessee to purchase the underlying assets or to extend or terminate the lease. Additionally, the Group’s agreements typically include clauses that may restrict the use of the asset or require specific actions by the lessee to ensure proper maintenance of the asset for its continued performance.

As of December 31, 2025, the undiscounted minimum lease payments expected to be received over the remaining lease terms are as follows: RMB823.7 million for 2026, RMB352.4 million for 2027, and RMB175.4 million for 2028, RMB86.8 million for 2029, RMB65.7 million for 2030 and RMB148.7 million for 2031 and thereafter.